10. Costs and expenses by nature (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of sale [member]
DisclosureExpenseByNatureLineItems [Line Items]
Raw material, products for resale, materials and third-party services	[1]	$ (12,699)	$ (20,694)	$ (26,810)
Depreciation, depletion and amortization		(8,847)	(12,036)	(10,954)
Production taxes		(5,920)	(9,741)	(10,905)
Employee compensation		(1,729)	(3,261)	(3,515)
Total		(29,195)	(45,732)	(52,184)
Selling expenses [member]
DisclosureExpenseByNatureLineItems [Line Items]
Raw material, products for resale, materials and third-party services		(4,163)	(3,664)	(3,445)
Depreciation, depletion and amortization		(564)	(549)	(145)
Allowance for expected credit losses		2	(49)	(32)
Employee compensation		(159)	(214)	(205)
Total		(4,884)	(4,476)	(3,827)
General and administrative expenses [member]
DisclosureExpenseByNatureLineItems [Line Items]
Raw material, products for resale, materials and third-party services		(252)	(539)	(626)
Depreciation, depletion and amortization		(89)	(158)	(113)
Employee compensation		(749)	(1,427)	(1,500)
Total		$ (1,090)	$ (2,124)	$ (2,239)

[1]	It Includes short-term leases and inventory turnover.